19. Financial instruments (Details 3) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Notional value
Fair value	(10)	28
Long position (buy) [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	301	955
Fair value	284	945
Short position (sell) [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	(301)	(955)
Fair value	(294)	(917)
Hedge object (debt) [member] | Fair value hedge [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	301	955
Prefixed rate [member] | Long position (buy) [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	21	127
Fair value	13	99
US$ + fixed [member] | Long position (buy) [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	280	828
Fair value	271	846
Hedge position - asset [member]
Disclosure of detailed information about financial instruments [line items]
Notional value
Fair value	11	57
Hedge position - liability [member]
Disclosure of detailed information about financial instruments [line items]
Notional value
Fair value	R$ (21)	R$ (29)